Other current assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other current assets
Other current assets include:

(In US$ millions)	December 31, 2014	December 31, 2013
Prepaid expenses	30	43
Deferred charges	42	38
Accrued revenue	—	43
Unrealized gains on derivative contracts	5	9
Reimbursable amounts due from customers	79	59
Deferred mobilization cost	7	57
Deferred tax asset	9	—
Taxes receivable	29	28
Other current assets	72	86
Total other current assets	273	363